Trade Accounts Payable (Details) - Schedule of provisions for contract costs correspond to measurement by the projects - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Infrastructure
Provision of contract costs	S/ 468,360	S/ 642,492
Infrastructure [Member]
Infrastructure
Provision of contract costs	42,324	44,672
Energy [Member]
Infrastructure
Provision of contract costs	24,185	18,140
Engineering And Construction [Member]
Infrastructure
Provision of contract costs	365,220	508,137
Real Estate [Member]
Infrastructure
Provision of contract costs	20,632	24,509
Parent Company Operation [Member]
Infrastructure
Provision of contract costs	15,999	47,034
Linea 1 - Metro de Lima [Member] | Infrastructure [Member]
Infrastructure
Provision of contract costs	15,021	13,645
Operation and maintenance - Roads [Member] | Infrastructure [Member]
Infrastructure
Provision of contract costs	27,303	31,027
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco [Member] | Engineering And Construction [Member]
Infrastructure
Provision of contract costs	86,562	42,822
Vial y Vives - DSD S.A. - Engineering and Construction Works [Member] | Engineering And Construction [Member]
Infrastructure
Provision of contract costs	74,912	106,186
Cumbra Peru S.A. - Talara Refinery [Member] | Engineering And Construction [Member]
Infrastructure
Provision of contract costs	54,513	204,102
Cumbra Peru S.A. - Gasoducto Piura Project [Member] | Engineering And Construction [Member]
Infrastructure
Provision of contract costs	43,401	599
Morelco S.A.S. - Engineering and Construction Works [Member] | Engineering And Construction [Member]
Infrastructure
Provision of contract costs	25,434	84,513
Cumbra Peru S.A. - Jorge Chavez Airport [Member] | Engineering And Construction [Member]
Infrastructure
Provision of contract costs	25,093	1,083
Cumbra Ingenieria S.A. - Mina Gold Fields La Cima S.A. Project [Member] | Engineering And Construction [Member]
Infrastructure
Provision of contract costs	9,135	12,670
Cumbra Peru S.A. - Project Via Expresa Linea Amarilla [Member] | Engineering And Construction [Member]
Infrastructure
Provision of contract costs	6,545	5,359
Cumbra Peru S.A. - Generating Plant Machu Picchu [Member] | Engineering And Construction [Member]
Infrastructure
Provision of contract costs	2,348	1,222
Cumbra Peru S.A. - Civil Works, Assembly and Electromechanics - Acero Arequipa [Member] | Engineering And Construction [Member]
Infrastructure
Provision of contract costs	1,556	5,222
Cumbra Ingenieria S.A. - Improvement and expansion - INEN [Member] | Engineering And Construction [Member]
Infrastructure
Provision of contract costs	1,465	2,036
Cumbra Peru S.A. - Works and Consortiums [Member] | Engineering And Construction [Member]
Infrastructure
Provision of contract costs	804	1,951
Cumbra Ingenieria S.A. - Mina Justa Project [Member] | Engineering And Construction [Member]
Infrastructure
Provision of contract costs	98	33,525
Others [Member] | Engineering And Construction [Member]
Infrastructure
Provision of contract costs	S/ 33,354	S/ 6,847